Fair Value Measurements - Plan's assets at fair value (Details) - Colony Bankcorp, Inc. 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total assets in the fair value hierarchy
Fair Value Measurements
Investments at fair value	$ 34,319,085	$ 29,672,327
Total assets in the fair value hierarchy | Interest-bearing money market account
Fair Value Measurements
Investments at fair value	396,861
Total assets in the fair value hierarchy | Mutual fund
Fair Value Measurements
Investments at fair value	24,318,206	21,076,408
Total assets in the fair value hierarchy | Common stock
Fair Value Measurements
Investments at fair value	9,604,018	8,520,604
Level 1
Fair Value Measurements
Investments at fair value	34,319,085	29,597,012
Level 1 | Interest-bearing money market account
Fair Value Measurements
Investments at fair value	396,861
Level 1 | Mutual fund
Fair Value Measurements
Investments at fair value	24,318,206	21,076,408
Level 1 | Common stock
Fair Value Measurements
Investments at fair value	$ 9,604,018	8,520,604
Investments measured at NAV practical expedient (a) | Pooled Separate Account
Fair Value Measurements
Investments at fair value		$ 75,315